Share Capital - Summary of Share Capital (Details) - shares	Dec. 31, 2017	Dec. 31, 2016
Class Of Stock [Line Items]
Ordinary shares, shares authorized	100,000,000	17,600,000
Ordinary shares, issued	13,751,390	2,305,743
Ordinary shares, outstanding	13,751,390	2,305,743
Series A and A-1 Preferred Shares
Class Of Stock [Line Items]
Preferred shares, shares authorized	0	14,400,000
Preferred shares, shares issued	0	5,193,427
Preferred shares, shares outstanding	0	5,193,427